Annual Fund Operating Expenses (Vanguard Developed Markets Index Fund Retail)	Vanguard Developed Markets Index Fund Vanguard Developed Markets Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Vanguard Developed Markets Index Fund Vanguard Developed Markets Index Fund - Investor Shares 1/1/2014 - 12/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.06%	0.18%
12b-1 Distribution Fee	none	none
Other Expenses	0.03%	0.02%
Total Annual Fund Operating Expenses	0.09%	0.20%